Financial risk management - Exchange risk management (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial risk management
Percent of revenue (excluding construction revenue) from TUA of international passengers (as a percent)	15.88%	15.57%	15.27%
Appreciation rate of the peso to U.S. Dollar (as a percent)	10.00%	10.00%	10.00%
Projected decrease in revenue due to appreciation rate of peso to U.S. dollar	$ 92,154	$ 81,052	$ 63,283
Depreciation of peso to U.S. Dollar (as a percent)	4.49%